Income and expenses - Disaggregated revenue information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total segments
Disclosure of geographical areas [abstract]
United States of America (USA)	€ 47,265	€ 56,235
Americas other than USA	5,297	3,395
Europe (without Belgium) & Africa	93,323	109,867
Belgium	7,017	7,856
Asia Pacific	17,516	19,265
Total revenue from contracts with customers	170,418	196,618
Type of goods or services [abstract]
Software revenue (non-medical)	39,054	41,654
Software revenue (medical)	19,808	19,407
Medical devices and services	41,921	41,401
Manufacturing	69,635	94,156
Other	0	0
Total revenue from contracts with customers	170,418	196,618
Timing of revenue recognition [abstract]
Goods/Services transferred at point in time	128,646	155,908
Goods/Services transferred over time	41,772	40,710
Total revenue from contracts with customers	170,418	196,618
Materialise Software [Member]
Disclosure of geographical areas [abstract]
United States of America (USA)	11,939	11,188
Americas other than USA	533	487
Europe (without Belgium) & Africa	15,702	18,767
Belgium	112	183
Asia Pacific	10,768	11,029
Total revenue from contracts with customers	39,054	41,654
Type of goods or services [abstract]
Software revenue (non-medical)	39,054	41,654
Software revenue (medical)	0	0
Medical devices and services	0	0
Manufacturing	0	0
Other	0	0
Total revenue from contracts with customers	39,054	41,654
Timing of revenue recognition [abstract]
Goods/Services transferred at point in time	15,536	21,190
Goods/Services transferred over time	23,518	20,464
Total revenue from contracts with customers	39,054	41,654
Materialise Medical [Member]
Disclosure of geographical areas [abstract]
United States of America (USA)	28,173	29,100
Americas other than USA	4,504	2,071
Europe (without Belgium) & Africa	20,781	21,356
Belgium	2,335	2,101
Asia Pacific	5,936	6,180
Total revenue from contracts with customers	61,729	60,808
Type of goods or services [abstract]
Software revenue (non-medical)	0	0
Software revenue (medical)	19,808	19,407
Medical devices and services	41,921	41,401
Manufacturing	0	0
Other	0	0
Total revenue from contracts with customers	61,729	60,808
Timing of revenue recognition [abstract]
Goods/Services transferred at point in time	46,286	45,730
Goods/Services transferred over time	15,443	15,078
Total revenue from contracts with customers	61,729	60,808
Materialise Manufacturing [Member]
Disclosure of geographical areas [abstract]
United States of America (USA)	7,153	15,947
Americas other than USA	260	837
Europe (without Belgium) & Africa	56,840	69,744
Belgium	4,570	5,572
Asia Pacific	812	2,056
Total revenue from contracts with customers	69,635	94,156
Type of goods or services [abstract]
Software revenue (non-medical)	0	0
Software revenue (medical)	0	0
Medical devices and services	0	0
Manufacturing	69,635	94,156
Other	0	0
Total revenue from contracts with customers	69,635	94,156
Timing of revenue recognition [abstract]
Goods/Services transferred at point in time	66,824	88,988
Goods/Services transferred over time	2,811	5,168
Total revenue from contracts with customers	69,635	94,156
Unallocated amounts [Member]
Disclosure of geographical areas [abstract]
United States of America (USA)	0	0
Americas other than USA	0	0
Europe (without Belgium) & Africa	0	0
Belgium	31	61
Asia Pacific	0	0
Total revenue from contracts with customers	31	61
Type of goods or services [abstract]
Software revenue (non-medical)	0	0
Software revenue (medical)	0	0
Medical devices and services	0	0
Manufacturing	0	0
Other	31	61
Total revenue from contracts with customers	31	61
Timing of revenue recognition [abstract]
Goods/Services transferred at point in time	31	61
Goods/Services transferred over time	0	0
Total revenue from contracts with customers	31	61
Consolidated Segments [Member]
Disclosure of geographical areas [abstract]
United States of America (USA)	47,265	56,235
Americas other than USA	5,297	3,395
Europe (without Belgium) & Africa	93,323	109,867
Belgium	7,048	7,917
Asia Pacific	17,516	19,265
Total revenue from contracts with customers	170,449	196,679
Type of goods or services [abstract]
Software revenue (non-medical)	39,054	41,654
Software revenue (medical)	19,808	19,407
Medical devices and services	41,921	41,401
Manufacturing	69,635	94,156
Other	31	61
Total revenue from contracts with customers	170,449	196,679
Timing of revenue recognition [abstract]
Goods/Services transferred at point in time	128,677	155,969
Goods/Services transferred over time	41,772	40,710
Total revenue from contracts with customers	€ 170,449	€ 196,679